Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The Company’s condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board (“FASB”).

The Company consolidates those entities where it has a direct and indirect controlling financial interest based on either a variable interest model or voting interest model. The Company’s condensed consolidated financial statements include the accounts of the Company, its two wholly-owned subsidiaries and a variable interest entity (“VIE”), Gelesis S.r.l., in which the Company has a controlling interest and is the primary beneficiary. The noncontrolling interest attributable to the Company’s VIE is presented as a separate component from stockholders’ equity (deficit) in the condensed consolidated balance sheets and as a noncontrolling interest in the condensed consolidated statements of noncontrolling interest, redeemable convertible preferred stock and stockholders’ equity. All intercompany balances and transactions have been eliminated in consolidation. Under the variable interest model, a controlling financial interest is determined based on which entity, if any, has (i) the power to direct the activities of the VIE that most significantly impacts the VIE’s economic performance and (ii) the obligations to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Management performs ongoing reassessments of whether changes in the facts and circumstances regarding the Company’s involvement with a VIE will cause the consolidation conclusion to change. The consolidation status of a VIE may change as a result of such reassessments. Changes in consolidation status are applied prospectively in accordance with U.S. GAAP.

Basis of Presentation

The Company’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) issued by the Financial Accounting Standards Board (“FASB”).

The Company consolidates those entities where it has a direct and indirect controlling financial interest based on either a variable interest model or voting interest model. The Company’s consolidated financial statements include the accounts of the Company, its two wholly-owned subsidiaries and a variable interest entity (“VIE”), Gelesis S.r.l., in which the Company has a controlling interest and is the primary beneficiary. The noncontrolling interest attributable to the Company’s VIE is presented as a separate component from stockholders’ deficit in the consolidated balance sheets and as a noncontrolling interest in the consolidated statements of noncontrolling interest, redeemable convertible preferred stock and stockholders’ deficit. All intercompany balances and transactions have been eliminated in consolidation. Under the variable interest model, a controlling financial interest is determined based on which entity, if any, has (i) the power to direct the activities of the VIE that most significantly impacts the VIE’s economic performance and (ii) the obligations to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Management performs ongoing reassessments of whether changes in the facts and circumstances regarding the Company’s involvement with a VIE will cause the consolidation conclusion to change. The consolidation status of a VIE may change as a result of such reassessments. Changes in consolidation status are applied prospectively in accordance with U.S. GAAP.

Reclassification of Prior Year Presentation

Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations or financial position.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of income and expenses during the reporting period. The Company assesses the above estimates on an ongoing basis; however, actual results could materially differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. The Company assesses the above estimates on an ongoing basis; however, actual results could materially differ from those estimates.

Subsequent Event(s)

Subsequent Event(s)

The Company considers events or transactions that occur after the balance sheet date but before the condensed consolidated financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. The Company evaluated all events and transactions through the date these condensed consolidated financial statements were filed with the Securities and Exchange Commission (“SEC”) or were available to be issued.

Subsequent Event(s)

The Company considers events or transactions that occur after the balance sheet date but before the consolidated financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. The Company evaluated all events and transactions through the date these financial statements were filed with the Security and Exchange Commission (“SEC”) or were available to be issued.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The guidance in FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Company uses prices and inputs that are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or Level 2 to Level 3.

The Company’s earnout liability, private placement warrants, and call option liability are recorded at fair value on a recurring basis. The carrying amount of accounts receivable, grants receivable, accounts payable and accrued expenses are considered a reasonable estimate of their fair value, due to the short-term maturity of these instruments. The carrying amount of notes payable is also considered to be a reasonable estimate of the fair value based on the nature of the debt and that the debt bears interest at the prevailing market rate for instruments with similar characteristics. The Company’s cash equivalents and marketable securities are carried at fair value, determined according to the fair value hierarchy described above.

Earnout Liability: In connection with the Business Combination, Legacy Gelesis equityholders received the right to receive additional common stock upon the achievement of certain earnout targets. As the earnout consideration contains a settlement provision that precludes it from being indexed to the Company’s stock, it is classified as a liability held at fair value in accordance ASC 815 and the instrument is adjusted to fair value at each reporting period. In determining the fair value of the earnout liability at inception and on a recurring basis, the Company utilizes the Monte Carlo simulation value model where the fair value of the earnout is the present value of a distribution of potential outcomes on a daily basis over the term of the earnout period.

Private Placement Warrant Liability: The Private Placement Warrants are recognized as liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities held at fair value and adjusts the instruments to fair value at each reporting period. In determining the fair value of the Private Placement Warrant liability, the Company utilized a modified Monte Carlo simulation value model at inception and on a recurring basis.

One Srl Call Option: In connection with the October 2020 amended agreement with One Srl, the Company granted One a contingent call option to buy back the 10% ownership that the Company acquired in the 2019 One Amendment. The One Srl call option was recorded as a liability held at fair value at the date of issuance and is remeasured at each subsequent reporting date with changes in fair value recorded in other income (expense) in the accompanying condensed consolidated statements of operations. Fair value is determined using a Black-Scholes option pricing model.

Fair Value of Financial Instruments

The guidance in FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value and establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Company uses prices and inputs that are current as of the measurement date, including during periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or Level 2 to Level 3.

The Company’s tranche rights liability, preferred stock warrants, and call option liability (see Notes 3 and 11) are recorded at fair value on a recurring basis. The carrying amount of accounts receivable, grants receivable, accounts payable and accrued expenses are considered a reasonable estimate of their fair value, due to the short-term maturity of these instruments. The carrying amount of notes payable is also considered to be a reasonable estimate of the fair value based on the nature of the debt and that the debt bears interest at the prevailing market rate for instruments with similar characteristics. The Company’s cash equivalents and marketable securities are carried at fair value, determined according to the fair value hierarchy described below (see Note 3).

Preferred Stock Warrant Liability: The Company has recorded redeemable convertible preferred stock warrants issued to investors as liabilities as the terms of the warrants are not fixed due to potential adjustments in the exercise price and/or the number of shares issuable under the warrants, and because all of the redeemable convertible preferred stock warrants are exercisable for preferred shares. Redeemable convertible preferred stock warrants are initially recorded at fair value, with gains and losses arising from subsequent changes in fair value recognized in the consolidated statements of operations at each period end while such instruments are outstanding. The Company measures fair value of redeemable convertible preferred stock warrants using a Black-Scholes option pricing model (see Notes 3 and 14).

Tranche Rights Liability: The Company has recorded tranche rights issued to investors, which is a right of the investor to purchase additional shares of redeemable convertible preferred stock in connection with an initial issuance of the underlying shares at one or more subsequent closings at a fixed agreed upon price, as liabilities pursuant to ASC 480, Distinguishing Liabilities from Equity. Tranche rights are initially recorded at fair value, with a corresponding offset recorded as a discount on the redeemable convertible preferred stock. Tranche rights are subsequently adjusted for settlement of the tranche rights upon issuance of the tranche shares, and from gains and losses arising from changes in fair value, which are recognized in the consolidated statements of operations at each period end while such instruments are outstanding. The Company initially measures the fair value of the tranche rights at the issuance date, and subsequently at each reporting date, using a Black-Scholes option pricing model (see Notes 3 and 14).

Noncontrolling Interests: The Company recognizes noncontrolling interest related to VIE’s, in which the Company is the primary beneficiary, as temporary equity in the consolidated financial statements separate from the shareholders’ equity. Changes in the shareholders’ ownership interest in a subsidiary that do not result in deconsolidation are treated as equity transactions if the parent entity retains its controlling financial interest. In addition, when a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary will be initially measured at fair value and the difference between the carrying value and fair value of the retained interest will be recorded as a gain or loss.

Revenue Recognition

Revenue Recognition

Product Revenue

The Company commercializes Plenity in the U.S. markets principally through synergistic partnerships with online pharmacies and telehealth providers, which in turn sell Plenity directly to patients based on prescriptions. Outside the U.S., the Company primarily seeks collaborations with strategic partners to market Plenity and obtain necessary regulatory approvals as necessary.

Product revenue is recognized by the Company in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services when the customer obtains control of the product, which occurs at a point in time, when the product is received by the Company’s customers.

Reserves for Variable Consideration

Revenues from product sales are recorded as product revenue at the net sales price (transaction price), which includes estimates of variable consideration that are reimbursable to customers for which reserves are established and which result from (a) shipping charges to end-users, (b) pharmacy dispensing and platform fees, (c) merchant and processing fees, (d) promotional discounts offered by the Company to end-users, and (e) reserves for expected product quality returns. These reserves for contractual adjustments are based on the amounts earned or to be claimed on the related sales and are classified as reductions of accounts receivable (if the amount is payable to the customer) or a current liability (if the amount is payable to a party other than the customer). Where appropriate, these estimates take into consideration a range of possible outcomes that are probability-weighted for relevant factors such as the Company’s historical experience, current contractual and statutory requirements, specific known market events and trends, industry data and forecasted customer buying and payment patterns. Overall, these reserves reflect the Company’s best estimates of the amount of consideration to which the Company is entitled based on the terms of the contract(s). The amount of variable consideration that is included in the transaction price may be constrained and is included in the net sales price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Actual amounts of consideration ultimately received may differ from the Company’s estimates. If actual results in the future vary from the Company’s estimates, the Company will adjust these estimates, which would affect net product revenue and earnings in the period such variances become known. The Company has no plan to seek government or commercial payor reimbursements in the US or the overseas markets. Therefore, reserves for variable consideration do not contain any components related to government and payor rebates or chargebacks.

Product Returns

The Company generally does not accept customer returns, except for product quality related cases. The Company evaluates quality related returns and adjusts the corresponding product warranty reserves and liabilities at least quarterly and at the end of each reporting period.

Revenue Recognition

Product Revenue

The Company commercializes Plenity in the U.S. markets principally through synergistic partnerships with online pharmacies and telehealth providers, which in turn sell Plenity directly to patients based on prescriptions. Outside the U.S., the Company primarily seeks collaborations with strategic partners to market Plenity and obtain necessary regulatory approvals as necessary.

Product revenue is recognized by the Company in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services when the customer obtains control of the product, which occurs at a point in time, when the product is received by the Company’s customers.

Reserves for Variable Consideration

Revenues from product sales are recorded as product revenue at the net sales price (transaction price), which includes estimates of variable consideration that are reimbursable to customers for which reserves are established and which result from (a) shipping charges to end-users, (b) pharmacy dispensing and platform fees, (c) merchant and processing fees, (d) promotional discounts offered by the Company to end-users, and (e) reserves for expected product quality returns. These reserves for contractual adjustments are based on the amounts earned or to be claimed on the related sales and are classified as reductions of accounts receivable (if the amount is payable to the customer) or a current liability (if the amount is payable to a party other than the customer). Where appropriate, these estimates take into consideration a range of possible outcomes that are probability-weighted for relevant factors such as the Company’s historical experience, current contractual and statutory requirements, specific known market events and trends, industry data and forecasted customer buying and payment patterns. Overall, these reserves reflect the Company’s best estimates of the amount of consideration to which the Company is entitled based on the terms of the contract(s). The amount of variable consideration that is included in the transaction price may be constrained and is included in the net sales price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Actual amounts of consideration ultimately received may differ from the Company’s estimates. If actual results in the future vary from the Company’s estimates, the Company will adjust these estimates, which would affect net product revenue and earnings in the period such variances become known. The Company has no plan to seek government or commercial payor reimbursements in the US or the overseas markets. Therefore, reserves for variable consideration do not contain any components related to government and payor rebates or chargebacks.

Product Returns

The Company generally does not accept customer returns, except for product quality related cases. The Company evaluates quality related returns and adjust the corresponding product warranty reserves and liabilities at least quarterly and at the end of each reporting period.

License and Collaboration Revenues

The Company recognizes revenue from product sales and collaboration arrangements in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to be entitled to in exchange for those goods or services. To determine the appropriate amount of revenue to be recognized for arrangements determined to be within the scope of ASC 606, the Company performs the following five steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations including whether they are distinct; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect consideration it expects to be entitled to in exchange for the goods or services it transfers to the customer.

Performance obligations are promised goods or services in a contract to transfer a distinct good or service to the customer and are considered distinct when (i) the customer can benefit from the good or service on its own or together with other readily available resources and (ii) the promised good or service is separately identifiable from other promises in the contract. In assessing whether promised goods or services are distinct, the Company considers factors such as the stage of development of the underlying intellectual property, the capabilities of the customer to develop the intellectual property on its own or whether the required expertise is readily available, and whether the goods or services are integral or dependent to other goods or services in the contract. For performance obligations which consist of the Company’s materials, shipping and distribution activities occur prior to the transfer of control of the Company’s materials and are considered activities to fulfill the Company’s promise to deliver goods to the customers.

The Company has entered and anticipates to enter future license, collaboration and/or distribution agreements, which are within the scope of ASC 606, to manufacture and commercialize product(s). The terms of these agreements typically contain multiple promises or obligations, which may include: (i) manufacturing and supply of covered products, and (ii) regulatory support activities to be provided to the collaboration partner relating to the covered product(s). Payments to the Company under these agreements may include payments based upon the achievement of certain milestones and royalties on any resulting net product sales.

The Company first evaluates collaboration arrangements to determine whether the arrangement (or part of the arrangement) represents a collaborative arrangement pursuant to ASC Topic 808, Collaborative Arrangements, based on the risks and rewards and activities of the parties pursuant to the contractual arrangement. The Company accounts for collaborative arrangements (or elements within the contract that are deemed part of a collaborative arrangement), which represent a collaborative relationship and not a customer relationship, outside the scope of ASC 606. The Company’s collaborations primarily represent revenue arrangements. The Company uses judgment to determine whether milestones or other variable consideration, except for sales-based royalties, should be included in the transaction price. The transaction price is allocated to each performance obligation on a relative standalone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. The Company utilizes key assumptions to determine the standalone selling price, which may include other comparable transactions, pricing considered in negotiating the transaction and the estimated costs. For performance obligations which consist of licenses and other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress. As of and for the two years ended December 31, 2021, there were no performance obligations to be satisfied over time for recognition purposes.

Amounts received prior to revenue recognition are recorded as deferred income. Amounts expected to be recognized as revenue within the twelve months following the balance sheet date are classified as current portion of deferred income in the accompanying consolidated balance sheets. Amounts not expected to be recognized as revenue within the twelve months following the balance sheet date are classified as deferred income, net of current portion. Amounts recognized as revenue, but not yet received or invoiced are generally recognized as contract assets.

Stock-Based Compensation

Stock-Based Compensation

Effective January 1, 2020, the Company accounts for all stock-based compensation awards granted to employees and non-employees in accordance with ASC 718, Compensation – Stock Compensation. The Company’s stock-based compensation consist primarily of stock options. The measurement date for share-based awards is the date of grant, and stock-based compensation costs are recognized as expense over the respective requisite service periods, which are typically the vesting period. The fair value of each stock option grant is estimated as of the date of grant using the Black-Scholes option-pricing model that requires management to apply judgment and make estimates, including:

●	exercise price: The exercise price is the fair market value on grant date, which shall mean the closing sale price of common stock, as reported on such market on that date (or if there are no market quotations for such date, the determination shall be made by reference to the last date preceding such date for which there are market quotations);
●	expected volatility: As the Company was previously a privately-owned company, there is not sufficient historical volatility for the expected term of the options. Therefore, the Company used an average historical share price volatility based on an analysis of reported data for a peer group of comparable companies for which historical information is available. For these analyses, the Company selects companies with comparable characteristics to itself including enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected life of the stock-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of its stock-based awards. The Company intends to consistently apply this process using representative companies until a sufficient amount of historical information regarding the volatility of its own share price becomes available;
●	risk-free interest rate, which is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption;
●	expected term, which is calculated using the simplified method, as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, as the Company has insufficient historical information regarding its stock options to provide a basis for an estimate. Under this approach, the weighted-average expected life is presumed to be the average of the contractual term of ten years and the weighted-average vesting term of the stock options, taking into consideration multiple vesting tranches;
●	dividend yield, which is zero based on the fact that the Company never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Since the adoption of ASU 2018-07 on January 1, 2020, the measurement date for non-employee awards is the date of grant without changes in the fair value of the award. Stock-based compensation costs for non-employees are recognized as expense over the vesting period. Stock-based compensation expense is classified in the condensed consolidated statements of operations based on the function to which the related services are provided. Forfeitures are recorded as they occur.